Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Disclosure of other liabilities

	12/31/2022	12/31/2021
Lease liabilities (Note 24.a)	146,705	137,085
Payments to be processed (a)	648,887	288,540
Contract liabilities (b)	45,364	48,943
Agreements	33,736	37,301
Digital customer portfolio - Inter & Co. Payments, Inc.	89,518	—
Provisions for salaries, vacations and other labor charges	77,383	44,684
Other liabilities	100,582	30,412
Pending settlements (c)	31,352	12,680
Financing to be released	—	17,704
Total other liabilities	1,173,527	617,349

(a)Payments to be processed: The balance is substantially composed of: credit operation installments to be transferred, payment orders to be settled, suppliers to be paid, liabilities from business combination and fees to be paid.
(b)Contract liabilities: The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidiary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.
(c)Pending settlements: These refer to performed customer transactions and/or anticipated resources that will be settled in a short period of time.

Schedule of lease liabilities
The changes in lease liabilities for the year are as follows:

Balance on January 1, 2022	137,085
New contracts	1,225
Payments	(38,882)
Accrued interest	47,277
Ending balance on December 31, 2022	146,705

Balance on January 1, 2021	111,328
New contracts	12,486
Payments	(29,793)
Accrued interest	43,064
Ending balance on December 31, 2021	137,085

Schedule of lease maturity	The maturity of the lease liabilities is as follows:

	12/31/2022	12/31/2021
Up to 1 year	2,890	2,765
From 1 year to 5 years	26,009	12,486
Above 5 years	117,806	121,834
Total	146,705	137,085